Trade and other receivables (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total trade receivables, net	$ 5,580	$ 7,982
Receivables from contracts with customers	6,912	9,179
Trade and other receivables gross	7,105	9,597
Current	4,405	6,135
Non-current	1,175	1,847
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Receivables from contracts with customers	4,520	6,178
Total	2,585	3,419
Third Parties [Member]
IfrsStatementLineItems [Line Items]
Total trade receivables, net	4,327	6,038
Expected credit losses	(1,523)	(1,613)
Third Parties [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Receivables from divestments	1,464	2,162
Lease receivables	331	352
Total	790	627
Investees [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade receivables from contracts with costumers	193	140
Petroleum And Alcohol Accounts From Brazilian Government [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade receivables from contracts with costumers		278
Related parties [member]
IfrsStatementLineItems [Line Items]
Expected credit losses	$ (2)	$ (2)